SUBSIDIARY PUBLIC ISSUERS	6 Months Ended
Jun. 30, 2018
Separate Financial Statements [Abstract]
SUBSIDIARY PUBLIC ISSUERS
SUBSIDIARY PUBLIC ISSUERS
BOP Split was incorporated for the purpose of being an issuer of preferred shares and owning the partnership’s additional investment in BPO common shares. Pursuant to the terms of a Plan of Arrangement, holders of outstanding BPO Class AAA Preferred Shares Series G, H, J and K, which were convertible into BPO common shares, were able to exchange their shares for BOP Split Senior Preferred Shares, subject to certain conditions. The BOP Split Senior Preferred shares are listed on the TSX and began trading on June 11, 2014. All shares issued by BOP Split are retractable by the holders at any time for cash.

In connection with an internal restructuring completed in July 2016, the partnership and certain of its related entities agreed to guarantee all of BPO’s Class AAA Preferred Shares and all of BPO’s debt securities issued pursuant to BPO’s indenture dated December 8, 2009.
The following table provides consolidated summary financial information for the partnership, BOP Split, BPO, and the holding entities:

(US$ Millions) For the three months ended Jun. 30, 2018	Brookfield Property Partners L.P.	BOP Split	BPO	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Revenue	$—	$26	$42	$222	$14	$1,347	$1,651
Net income attributable to unitholders(1)	198	161	(257)	534	—	(102)	534
For the three months ended Jun. 30, 2017
Revenue	$—	$—	$72	$167	$—	$1,280	$1,519
Net income attributable to unitholders(1)	88	(47)	(31)	239	—	(10)	239

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and Exchange LP Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited and BPY Bermuda Holdings V Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

(US$ Millions) For the six months ended Jun. 30, 2018	Brookfield Property Partners L.P.	BOP Split	BPO	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Revenue	$—	$14	$75	$463	$15	$2,704	$3,271
Net income attributable to unitholders(1)	394	111	(328)	1,064	—	(177)	1,064
For the six months ended Jun. 30, 2017
Revenue	$—	$—	$144	$329	$—	$2,574	$3,047
Net income attributable to unitholders(1)	27	(215)	(381)	73	—	569	$73

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and Exchange LP Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited and BPY Bermuda Holdings V Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

(US$ Millions) As of Jun. 30, 2018	Brookfield Property Partners L.P.	BOP Split	BPO	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Current assets	$—	$54	$199	$2,835	$45	$(69)	$3,064
Non-current assets	8,448	13,368	21,788	28,782	1,583	9,391	83,360
Assets held for sale	—	—	198	—	—	1,349	1,547
Current liabilities	—	2,292	5,505	918	878	835	10,428
Non-current liabilities	—	3,256	2,720	8,164	761	25,256	40,157
Liabilities associated with assets held for sale	—	—	74	—	—	850	924
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,280	—	—	11,648	13,928
Equity attributable to unitholders(1)	$8,448	$7,874	$11,606	$22,535	$(11)	$(27,918)	$22,534

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and Exchange LP Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited and BPY Bermuda Holdings V Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

(US$ Millions) As of Dec. 31, 2017	Brookfield Property Partners L.P.	BOP Split	BPO	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Current assets	$—	$93	$91	$3,019	$24	$(748)	$2,479
Non-current assets	8,190	13,310	21,234	28,194	1,532	7,975	80,435
Assets held for sale	—	—	—	—	—	1,433	1,433
Current liabilities	—	544	5,518	1,186	845	2,420	10,513
Non-current liabilities	—	4,695	1,726	7,841	743	22,389	37,394
Liabilities associated with assets held for sale	—	—	—	—	—	1,316	1,316
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,284	—	—	10,654	12,938
Equity attributable to unitholders(1)	$8,190	$8,164	$11,797	$22,186	$(32)	$(28,119)	$22,186

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and Exchange LP Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited and BPY Bermuda Holdings V Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.